Subsequent Events Dispositions (Details) (USD $)	12 Months Ended								0 Months Ended	3 Months Ended		0 Months Ended
	Dec. 31, 2012 sqft	Dec. 31, 2011	Dec. 31, 2010 sqft	Jan. 17, 2013 sqft	Mar. 09, 2012 sqft	Dec. 31, 2012 Atrium at Stoneridge sqft	Dec. 31, 2012 Waterstone and Meridian sqft	Dec. 31, 2012 Bank of America Plaza sqft	Mar. 20, 2013 Subsequent Event Atrium at Stoneridge sqft	Mar. 31, 2013 Subsequent Event Atrium at Stoneridge	Sep. 30, 2013 Subsequent Event Atrium at Stoneridge sqft	Jul. 10, 2013 Subsequent Event Waterstone and Meridian Property sqft	Jul. 17, 2013 Subsequent Event Bank of America Plaza sqft	Sep. 30, 2013 Subsequent Event Bank of America Plaza sqft
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Area of real estate property (in square feet)	11,900,000		163,000	260,000	337,000	108,000	190,000	436,000	108,000		108,000	190,000	436,000	436,000
Gross sales price of assets sold									$ 3,100,000			$ 10,200,000	$ 42,800,000
Gain on sale of real estate from discontinued operations	12,939,000	17,825,000	8,518,000							542,000			11,500,000
Net proceeds from the sale									3,000,000
Number of real estate properties sold												2
Impairment loss on assets to be disposed of												4,600,000
Proceeds from sale of property												$ 9,500,000	$ 40,800,000